Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Income Taxes [line items]
Current year	$ (1,388)	$ (807)
Deferred tax (expense)/income	157	315
Income tax expense in the income statement	$ (1,231)	$ (492)